Property, plant and equipment - Change in property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 444	$ 436
Acquisition	804	179
Disposal	(13)	(8)
Acquisition in business combination		34
Depreciation	(187)	(195)
Foreign exchange differences	(23)	(2)
Ending balance	1,025	444
Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Acquisition	0	0
Disposal	0	0
Acquisition in business combination		0
Depreciation	0	0
Foreign exchange differences	0	0
Ending balance	0	0
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	444	436
Acquisition	323	179
Disposal	(13)	(8)
Acquisition in business combination		34
Depreciation	(187)	(195)
Foreign exchange differences	(23)	(2)
Ending balance	544	444
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Acquisition	481
Disposal	0
Depreciation	0
Foreign exchange differences	0
Ending balance	$ 481	$ 0